SHAREHOLDERS’ EQUITY (Tables)	6 Months Ended
Jun. 30, 2026
Equity, Attributable to Parent [Abstract]
Schedule of Share Capital
	Number of shares as of June 30, 2026		Number of shares as of December 31, 2025
	Authorized	Issued and outstanding	Authorized	Issued and outstanding
Ordinary shares	100,000,000	55,406,688	100,000,000	35,949,247

Schedule of Movement in Warrants Outstanding	The following table reconciles the movement in warrants outstanding at the beginning and end of the period:
	Number of Warrants	Weighted-average exercise price	Weighted average remaining contractual term (in years)
Balance as of December 31, 2025	5,936,690	2.49	0.8
Issued	12,343,097	0.38	5.1
Reclassification of private warrants from financial liability at fair value into equity	3,031,250	0.7	4.61
Exercised	(12,172,616)	0.5	1.17
Expired	(301,429)	1.1	-
Balance as of June 30, 2026	8,836,992	1.72	3.97

Schedule of Information about the Company’s Outstanding Warrants	The following table summarizes information about the Company’s outstanding warrants as of June 30, 2026.
Exercise Price	Warrants outstanding as of June 30, 2026	Expiration date
5.5	1,640,455	15/07/2026
6.875	145,455	15/01/2027
1.6	205,027	28/06/2027
1.56	60,340	14/06/2028
0.7	6,785,715	05/08/2031
Balance as of June 30, 2026	8,836,992

Schedule of Loss Per Share Calculated Using the Weighted Average Number of Ordinary Shares and Pre-Funded Warrants

Loss per share has been calculated using the weighted average number of shares in issue during the relevant financial periods, the weighted average number of equity shares in issue and profit for the period as follows:

	Year ended June 30, 2026	Year ended June 30, 2025
Loss for the period	6,354	6,398
Total number of Ordinary Shares	55,406,688	28,651,297
Weighted average number of Ordinary Shares	44,566,144	26,782,603
Basic and diluted loss per share	(0.14)	(0.24)